Finance Lease Liability	12 Months Ended
Dec. 31, 2025
Finance Lease Liability [Abstract]
FINANCE LEASE LIABILITY

10. FINANCE LEASE LIABILITY

On August 28, 2025, the Company, through its subsidiary, acquired a motor vehicle amounted $58,107 financed by $47,551 hire purchase loan for 36 months at a fixed flat rate of 4.16% per annum with first installment commencing September 1, 2025 and monthly installment amounted approximately $1,369.

For the year ended December 31, 2025, the Company repaid $4,897 in hire purchase loan with an outstanding amount of $44,141 as of December 31, 2025.

Maturities of the loan for the remaining years are as follows:

Year ending December 31,
2026	$15,972
2027	16,670
2028	11,499
Total	$44,141